Pioneer Municipal High Income Advantage Fund, Inc.
Schedule of Investments | June 30, 2026
Stockholders of Pioneer Municipal High Income Advantage Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders held on July 17, 2025. Since that date, the Fund has been operating under the Plan of Liquidation and Dissolution and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on August 25, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE) (see Notes to Financial Statements, Note 8). The Fund's NYSE ticker symbol was MAV.

Schedule of Investments  |  6/30/26*
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.3%
	Municipal Bonds — 98.3% of Net Assets
	California — 10.2%
700,000(a)	California Pollution Control Financing Authority, Series B, 2.55%, 3/1/42	$ 700,000
	Total California	$700,000

	Rhode Island — 6.9%
1,355,000(b)+	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 475,605
	Total Rhode Island	$475,605

	Texas — 81.2%
480,000+	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	$ 415,126
1,000,000+	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	970,840
1,500,000+	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,455,292
5,000,000(a)(b)+	Greater Texas Cultural Education Facilities Finance Corp., 8.00%, 2/1/50 (144A)	2,745,000
	Total Texas	$5,586,258

	Total Municipal Bonds (Cost $10,027,627)	$6,761,863

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.3% (Cost $10,027,627)	$6,761,863
	OTHER ASSETS AND LIABILITIES — 1.7%	$116,311
	net assets — 100.0%	$6,878,174

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $3,160,126, or 45.9% of net assets.
(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2026.
(b)	Security is in default.
+	Security is valued using significant unobservable inputs (Level 3).
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17,2025. Information shown in the Schedule of Investments reflects remaining investments held by the Fund at June 30, 2026.
1Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/26

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$700,000	$6,061,863	$6,761,863
Total Investments in Securities	$—	$700,000	$6,061,863	$6,761,863
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Municipal Bonds
Balance as of 3/31/26	$6,700,670
Realized gain (loss)	(268,340)
Changed in unrealized appreciation (depreciation)	361,014
Return of capital	179
Purchases	—
Sales	(731,660)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 6/30/26	$6,061,863
*	Transfers are calculated on the beginning of period values. During the period ended June 30, 2026, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2026:	$13,983
Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/262